Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Acquired Intangible Assets

11. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007, BTL in 2011, Shannon Systems in 2015 and Bigtera in 2017 are as follows:

	December 31
	2016				2017
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	8,381	—	(3,154)	5,227	13,117	—	(5,688)	7,429

No impairment losses were recognized in 2015, 2016 and 2017. Amortization expense of acquisition-related intangible assets for the years ended December 31, 2015, 2016 and 2017 were US$1,051 thousand, US$2,103 thousand and US$2,534 thousand, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 and purchased of BTL’s assets in 2011 was US$66,300 thousand. As a result of the acquisition of Shannon Systems in 2015 and Bigtera in 2017, the Company recorded additional goodwill of US$33,204 thousand and US$625 thousand, respectively. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. Goodwill is tested for impairment annually on November 30. Total goodwill was US$68,656 thousand and US$58,964 thousand as of December 31, 2016 and 2017, respectively. The Company recognizes an impairment charge for the amount by which the carrying amount of the reporting unit exceeds its implied fair value. For the year ended December 31, 2017, the Company has elected to adopt ASU 2017-04 (as described in note 2 above). Under the updated guidance, the Company applied a one-step quantitative test and recorded the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value. Fair value determinations are sensitive to changes in the underlying assumptions and factors including those relating to estimating future operating cash flows to be generated from the reporting unit which are dependent upon historical data and internal forecasts and projections developed by management. The Company’s strategic plans, estimates of perpetual growth rate taking into account the annual goodwill impairment analysis of the current economic environment and the timing and degree of any economic recovery and market participant assumptions. Key assumptions within the five-year discounted cash flow analysis prepared for the annual goodwill impairment analysis included revenue growth rates, projected gross margins, perpetual growth rate and risk-adjusted discount rate that the Company determined to be appropriate. The inputs used are classified as Level 3 within the fair value hierarchy due to the significance of unobservable inputs using company-specific information. As a result of the goodwill impairment test conducted as of November 30, 2017, the Company determined that the carrying amounts for mobile communication unit exceed its fair value and recorded a goodwill impairment charge of US$10,337 thousand in the fourth quarter of 2017. The company used an income approach (discounted cash flow model) to determine the fair value of the mobile communication unit. The impairment charge was mainly attributable to a new project cancellation by a customer and delayed commercialization of a new product.

	December 31
	2016				2017
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	99,504	(30,808)	(40)	68,656	100,129	(41,145)	(20)	58,964